787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

  Securities Act File No. 33-21844

  Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated January 28, 2020, for the Short Duration Diversified Municipal Portfolio, the New York Municipal Portfolio, the California Municipal Portfolio, the Diversified Municipal Portfolio, the Short Duration Plus Portfolio, the Intermediate Duration Portfolio, the Overlay A Portfolio, the Tax-Aware Overlay A Portfolio, the Overlay B Portfolio, the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio, the Tax-Aware Overlay N Portfolio and the Tax-Managed International Portfolio (the “Portfolios”), each a series of Sanford C. Bernstein Fund, Inc. The purpose of the filing is to submit the 497(c) filing dated January 28, 2020 in XBRL for the Portfolios.

Any questions or comments on the attached should be directed to the undersigned at (212) 728-8609.

Very truly yours,

/s/ Christine Y. Sun

Christine Y. Sun

Enclosures